Note 16 - Subsequent Events	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
16.	Subsequent events

Coronavirus Outbreak:
 On
March 11, 2020,
the World Health Organization declared the
2019
Novel Coronavirus (the “COVID-
19”
) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where we conduct a large part of our operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions. Such measures have and will likely continue to cause severe trade disruptions. The extent to which COVID-
19
will impact the Company’s results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may
emerge concerning the severity of the virus and the actions to contain or treat its impact, among others. Accordingly, an estimate of the impact cannot be made at this time.